Condensed Consolidated Interim Statements of Changes in Redeemable Convertible Preferred Shares and Capital Deficiency Equity (Unaudited) - USD ($)	Preferred Stock Redeemable Preferred A, A1,A2,A3, C and C-1 Shares	Preferred Stock Series A		Preferred Stock Series B		Preferred Stock Series C		Common Stock Previously Reported	Common Stock		Common Stock TRAILBLAZER HOLDINGS, INC.	Additional paid in capital		Additional paid in capital TRAILBLAZER HOLDINGS, INC.	Accumulated deficit	Accumulated deficit TRAILBLAZER HOLDINGS, INC.	Total		TRAILBLAZER HOLDINGS, INC.
Balance at Dec. 31, 2023	$ 11,780,000								$ 2,000			$ 2,553,000			$ (18,944,000)		$ (16,389,000)
Balance (in Shares) at Dec. 31, 2023	903,925								628,801
Exercise of options										[1]		28,000					28,000
Exercise of options (in Shares)									22,770
Share based payments												1,551,000					1,551,000
Net loss															(15,610,000)		(15,610,000)
Balance at Dec. 31, 2024	$ 11,780,000								$ 2,000	[2]		4,132,000			(34,554,000)	$ (53,820)	(30,420,000)		$ (53,820)
Balance (in Shares) at Dec. 31, 2024	903,925							651,571	2,351,976		1,000
Balance at Jul. 15, 2024
Balance (in Shares) at Jul. 15, 2024
Issuance of Series C Preferred Stock, net
Issuance of Series C Preferred Stock, net (in shares)											1,000
Net loss																(53,820)			(53,820)
Balance at Dec. 31, 2024	$ 11,780,000								$ 2,000	[2]		4,132,000			(34,554,000)	(53,820)	(30,420,000)		(53,820)
Balance (in Shares) at Dec. 31, 2024	903,925							651,571	2,351,976		1,000
Exercise of options										[2]		2,000					2,000
Exercise of options (in Shares)									190,408
Share based payments												2,255,000					2,255,000
Issuance of Series C Preferred Stock, net	$ 2,431,000
Issuance of Series C Preferred Stock, net (in shares)	165,633
Conversion of SAFE (as defined below) to Series C-1 Preferred Stock	$ 1,057,000
Conversion of SAFE (as defined below) to Series C-1 Preferred Stock (in shares)	67,368
Net loss															(5,760,000)		(5,760,000)
Balance at Jun. 30, 2025	$ 15,268,000								$ 2,000			6,389,000			(40,314,000)		(33,923,000)
Balance (in Shares) at Jun. 30, 2025	1,136,926								2,542,384
Balance at Dec. 31, 2024	$ 11,780,000								$ 2,000	[2]		4,132,000			(34,554,000)	(53,820)	(30,420,000)		(53,820)
Balance (in Shares) at Dec. 31, 2024	903,925							651,571	2,351,976		1,000
Exercise of options										[1]		3,000					$ 3,000
Exercise of options (in Shares)									175,049								175,049
Share based payments												3,024,000					$ 3,024,000
Issuance of Series C Preferred Stock, net										[1]
Issuance of Series C Preferred Stock, net (in shares)									9,892
Stock Issued During Period, Value, Conversion of Units	$ 1,057,000
Stock Issued During Period, Shares, Conversion of Units	67,368
Adjustments to Additional Paid in Capital, Equity Component of Convertible Debt												173,000					173,000
Issuance of preferred shares C, net	$ 2,431,000
Issuance of preferred shares C, net (In Shares)	165,633
Net loss															(12,819,000)	(156,348)	(12,819,000)		(156,348)
Balance at Dec. 31, 2025	$ 15,268,000								$ 2,000			7,332,000			(47,373,000)	(210,168)	(40,039,000)		(210,168)
Balance (in Shares) at Dec. 31, 2025	1,136,926							836,512	3,019,557		1,000
Balance at Mar. 31, 2025	$ 11,780,000								$ 2,000			5,522,000			(37,868,000)		(32,344,000)
Balance (in Shares) at Mar. 31, 2025	903,925								2,364,971
Exercise of options												1,000					1,000
Exercise of options (in Shares)									177,413
Share based payments												866,000					866,000
Issuance of Series C Preferred Stock, net	$ 2,431,000
Issuance of Series C Preferred Stock, net (in shares)	165,633
Conversion of SAFE (as defined below) to Series C-1 Preferred Stock	$ 1,057,000
Conversion of SAFE (as defined below) to Series C-1 Preferred Stock (in shares)	67,368
Net loss															(2,446,000)		(2,446,000)
Balance at Jun. 30, 2025	$ 15,268,000								$ 2,000			6,389,000			(40,314,000)		(33,923,000)
Balance (in Shares) at Jun. 30, 2025	1,136,926								2,542,384
Balance at Dec. 31, 2025	$ 15,268,000								$ 2,000			7,332,000			(47,373,000)	(210,168)	(40,039,000)		(210,168)
Balance (in Shares) at Dec. 31, 2025	1,136,926							836,512	3,019,557		1,000
Balance at Mar. 31, 2026									$ 2,000			46,093,000			(58,143,000)		(12,048,000)
Balance (in Shares) at Mar. 31, 2026		2,177		13,330		10,660			14,064,191
Balance at Dec. 31, 2025	$ 15,268,000								$ 2,000			7,332,000			(47,373,000)	$ (210,168)	(40,039,000)		$ (210,168)
Balance (in Shares) at Dec. 31, 2025	1,136,926							836,512	3,019,557		1,000
Conversion of redeemable preferred shares	$ (15,268,000)											15,268,000					15,268,000
Conversion of redeemable preferred shares (in Shares)	(1,136,926)								4,103,962
Exercise of options										[2]		3,000					3,000
Exercise of options (in Shares)									49,044
Shares issued in connection with loan agreement										[2]								[2]
Shares issued in connection with loan agreement (in Shares)									2,751
Impact of closing of Business Combination					[2]		[2]					(1,564,000)					(1,564,000)
Impact of closing of Business Combination (in Shares)				5,330		10,660			4,178,485
Shares Issued to advisors												4,277,000					4,277,000
Shares Issued to advisors (in Shares)									1,630,000
Conversion of convertible notes			[2]									12,676,000					12,676,000
Conversion of convertible notes (in Shares)		3,061							1,356,459
Issuance of the private investment into public equity (“PIPE”) shares					[2]							6,771,000					6,771,000
Issuance of the private investment into public equity (“PIPE”) shares (in Shares)				8,000
Conversion of Series A Preferred Stock to common stock			[2]							[2]			[2]					[2]
Conversion of Series A Preferred Stock to common stock (in Shares)		(884)							250,024
Reclassification of warrant to equity												390,000					390,000
Share based payments												4,431,000					4,431,000
Net loss													[2]		(14,209,000)		(14,209,000)
Balance at Jun. 30, 2026			[2]		[2]				$ 2,000			49,584,000			(61,582,000)		(11,996,000)
Balance (in Shares) at Jun. 30, 2026		2,177		13,330		10,660			14,590,282
Balance at Mar. 31, 2026									$ 2,000			46,093,000			(58,143,000)		(12,048,000)
Balance (in Shares) at Mar. 31, 2026		2,177		13,330		10,660			14,064,191
Exercise of options
Exercise of options (in Shares)									1,091
Shares Issued to advisors												3,268,000					3,268,000
Shares Issued to advisors (in Shares)									525,000
Share based payments												223,000					223,000
Net loss															(3,439,000)		(3,439,000)
Balance at Jun. 30, 2026			[2]		[2]				$ 2,000			$ 49,584,000			$ (61,582,000)		$ (11,996,000)
Balance (in Shares) at Jun. 30, 2026		2,177		13,330		10,660			14,590,282

[1]	Less than USD 1
[2]	Less than $1